PREPAYMENTS AND OTHER RECEIVABLES - MOVEMENTS ON PROVISION FOR IMPAIRMENT OF OTHER RECEIVABLES (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of provision for impairment of other receivables [line items]
At beginning of period	¥ 13,325	¥ 13,325	¥ 13,336	¥ 13,377
Provision for impairment loss		4,631	0	0
Reversal of impairment loss provision		(2)	(3)	(1)
Written-off		(12,891)	(8)	(40)
At end of period	18,852	¥ 10,590	¥ 13,325	¥ 13,336
Change in Accounting Policy (Note 2.2) [member]
Disclosure of provision for impairment of other receivables [line items]
Change of accounting policy (Note 2.2(a))	¥ 5,527